RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS
Schedule of changes in the net carrying amount of right-of-use assets, which mainly relates to leases of premises

	2022	2021
Cost
Balance at beginning of year	$352.8	$319.3
Additions financed with lease obligations	45.3	50.9
Retirement and other	(16.6)	(17.4)
Balance at end of year	381.5	352.8

Accumulated depreciation
Balance at beginning of year	229.9	208.0
Depreciation	41.2	38.7
Retirement and other	(17.7)	(16.8)
Balance at end of year	253.4	229.9

Net carrying amount	$128.1	$122.9